NET INCOME PER SHARE (Details) RUB / shares in Units, $ / shares in Units, RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 RUB RUB / shares shares	Dec. 31, 2014 RUB RUB / shares shares	Dec. 31, 2013 RUB RUB / shares shares
NET INCOME PER SHARE
Number of Share-Based Awards excluded from the diluted net income per ordinary share computation (in shares)	4,652,546	4,652,546	1,558,500	1,346,000
NET INCOME PER SHARE
Net income, allocated for basic	$ 132.8	RUB 9,679	RUB 17,020	RUB 13,474
Weighted average ordinary shares outstanding-basic	318,541,887	318,541,887	319,336,782	326,657,778
Dilutive effect of:
Weighted average ordinary shares outstanding-diluted	323,713,437	323,713,437	325,610,277	334,571,212
Net income per share attributable to ordinary shareholders:
Basic (in USD or RUB per share) | (per share)	$ 0.42	RUB 30.39	RUB 53.30	RUB 41.25
Diluted (in USD or RUB per share) | (per share)	$ 0.41	RUB 29.90	RUB 52.27	RUB 40.27
Class A
NET INCOME PER SHARE
Net income, allocated for basic	$ 109.7	RUB 7,992	RUB 13,300	RUB 9,674
Reallocation of net income as a result of conversion of Class B to Class A shares	23.1	1,687	3,720	3,800
Net income, allocated for diluted	$ 132.8	RUB 9,679	RUB 17,020	RUB 13,474
Weighted average ordinary shares outstanding-basic	263,033,597	263,033,597	249,543,232	234,522,372
Dilutive effect of:
Conversion of Class B to Class A shares (in shares)	55,508,290	55,508,290	69,793,550	92,135,406
Share-Based Awards (in shares)	5,171,550	5,171,550	6,273,495	7,913,434
Weighted average ordinary shares outstanding-diluted	323,713,437	323,713,437	325,610,277	334,571,212
Net income per share attributable to ordinary shareholders:
Basic (in USD or RUB per share) | (per share)	$ 0.42	RUB 30.39	RUB 53.30	RUB 41.25
Diluted (in USD or RUB per share) | (per share)	$ 0.41	RUB 29.90	RUB 52.27	RUB 40.27
Class B
NET INCOME PER SHARE
Net income, allocated for basic	$ 23.1	RUB 1,687	RUB 3,720	RUB 3,800
Reallocation of net income to Class B shares	0.2	11	32	37
Net income, allocated for diluted	$ 23.3	RUB 1,698	RUB 3,752	RUB 3,837
Weighted average ordinary shares outstanding-basic	55,508,290	55,508,290	69,793,550	92,135,406
Dilutive effect of:
Share-Based Awards (in shares)	1,258,731	1,258,731	1,988,808	3,138,966
Weighted average ordinary shares outstanding-diluted	56,767,021	56,767,021	71,782,358	95,274,372
Net income per share attributable to ordinary shareholders:
Basic (in USD or RUB per share) | (per share)	$ 0.42	RUB 30.39	RUB 53.30	RUB 41.25
Diluted (in USD or RUB per share) | (per share)	$ 0.41	RUB 29.90	RUB 52.27	RUB 40.27